Revenue From Services Rendered - Summary of Revenue From Services Rendered (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue from fund management	R$ 420,879	R$ 396,532	R$ 384,321
Gross revenue from performance fees	22,628	15,343	38,649
Gross revenue from financial advisory services	43,480	24,072	73,066
Gross revenue from services rendered	486,987	435,947	496,036
Net revenue from services rendered	454,420	408,095	465,458
Net revenue from fund management	393,367	371,501	361,070
Net revenue from performance fees	21,254	14,600	37,633
Net revenue from advisory services	39,799	21,994	66,755
COFINS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxes and contributions	(17,931)	(15,352)	(15,438)
PIS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxes and contributions	(3,890)	(3,330)	(3,348)
ISS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxes and contributions	(10,746)	(9,170)	(11,792)
In Brazil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross Revenue from services rendered	397,092	338,937	378,147
Abroad [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross Revenue from services rendered	R$ 89,895	R$ 97,010	R$ 117,889